Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Including Equipment Under Capital Lease Obligations
Property, plant and equipment of December 31, 2021 and 2020 were as follows:

(in thousands)	Estimated useful life (in years)	2021	2020
Land	—	$26,732	$18,903
Buildings and improvements	5-40	371,834	362,902
Machinery and equipment	3-10	343,968	322,379
Computer software	3-10	281,226	260,730
Furniture and office equipment	3-10	106,016	108,339
Construction in progress	—	140,823	116,562
		1,270,599	1,189,815
Less: Accumulated depreciation and amortization		(632,416)	(630,443)
Property, plant and equipment, net		$638,183	$559,372

Asset Impairment Charges
Asset impairment charges for the years ended December 31, 2020 and 2019 were as follows:

(in thousands)	2020	2019
Machinery and equipment	$77	$9,177
Computer software	—	44,649
Furniture and office equipment	315	4,030
Construction in progress	642	41,870
Total impairment in property, plant and equipment	$1,034	$99,726